Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

February 27, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM International Mutual Funds (Invesco International Mutual Funds)
CIK 0000880859

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Fund”) that the Prospectuses and the Statement of Additional Information relating to the Class A, Class C, Class R, Class Y, Class R5, Class R6 and Investor Class shares of Invesco Asia Pacific Growth Fund, Invesco European Growth Fund, Invesco Global Growth Fund, Invesco Global Opportunities Fund, Invesco Global Responsibility Equity Fund, Invesco Global Small & Mid Cap Growth Fund, Invesco International Companies Fund, Invesco International Core Equity Fund, Invesco International Growth Fund and Invesco Select Opportunities Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 76 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 76 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on February 26, 2018.

Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at 713-214-7888.

Very truly yours,

/s/ Peter Davidson

Peter Davidson

Assistant General Counsel